Jan. 29, 2021
Federated Hermes Conservative Microshort FundA Portfolio of Federated Hermes Adviser SeriesSUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS OF ALL CLASSES DATED JANUARY 29, 2021Effective August 9, 2021, the following changes are made to the summary prospectus and prospectus of Federated Hermes Conservative Microshort Fund (the “Fund”).1. The following disclosure is added to the sections entitled “What are the Main Risks of Investing in the Fund?” and “What are the Specific Risks of Investing in the Fund?”:“Large Shareholder Risk. A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund or the Underlying Fund to sell securities at inopportune times in order to meet redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.”2. Under the section entitled “Other Investments, Transactions, Techniques,”the disclosure under “Investing in Securities of Other Investment Companies” is deleted in its entirety and replaced with the following:“Investing in Securities of Other Investment CompaniesThe Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Adviser believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund is prohibited from investing in other registered investment companies in excess of the limitations imposed on acquired funds by Rule 12d1-4 under the Investment Company Act of 1940, as amended.”July 8, 2021Federated Hermes Conservative Microshort Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455483 (7/21)© 2021 FederatedHermes, Inc.